Eaton Vance

Real Estate Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.9%
Hilton Worldwide Holdings, Inc.	6,736	$627,189
Marriott International, Inc., Class A	4,942	614,637

		$1,241,826

Real Estate Investment Trusts — 96.1%

Security	Shares	Value
Diversified, Specialty & Other — 9.6%
CoreSite Realty Corp.	8,250	$1,005,262
Digital Realty Trust, Inc.	6,101	791,971
National Retail Properties, Inc.	11,964	674,770
PS Business Parks, Inc.	2,404	437,408
STORE Capital Corp.	17,367	649,699
Vornado Realty Trust	9,613	612,060

		$4,171,170

Health Care — 7.3%
HCP, Inc.	17,523	$624,344
Healthcare Realty Trust, Inc.	16,644	557,574
Ventas, Inc.	13,420	980,063
Welltower, Inc.	11,286	1,023,076

		$3,185,057

Hotels & Resorts — 5.2%
Apple Hospitality REIT, Inc.	30,811	$510,846
DiamondRock Hospitality Co.	39,460	404,465
Summit Hotel Properties, Inc.	41,850	485,460
Sunstone Hotel Investors, Inc.	62,290	855,865

		$2,256,636

Industrial — 11.3%
Duke Realty Corp.	24,284	$824,928
EastGroup Properties, Inc.	4,122	515,332
First Industrial Realty Trust, Inc.	18,792	743,412
ProLogis, Inc.	25,550	2,177,371
Rexford Industrial Realty, Inc.	9,620	423,472
Terreno Realty Corp.	4,646	237,364

		$4,921,879

Malls and Factory Outlets — 7.2%
Simon Property Group, Inc.	20,173	$3,139,927

		$3,139,927

Multifamily — 26.8%
American Campus Communities, Inc.	9,633	$463,155
American Homes 4 Rent, Class A	26,793	693,671

Security	Shares	Value
AvalonBay Communities, Inc.	12,766	$2,748,903
Camden Property Trust	8,416	934,260
Equity Residential	30,571	2,637,054
Essex Property Trust, Inc.	1,561	509,901
Invitation Homes, Inc.	49,856	1,476,236
Mid-America Apartment Communities, Inc.	16,721	2,173,897

		$11,637,077

Office — 11.8%
Boston Properties, Inc.	11,915	$1,544,899
Corporate Office Properties Trust	8,785	261,617
Cousins Properties, Inc.	28,079	1,055,490
Douglas Emmett, Inc.	9,717	416,179
Highwoods Properties, Inc.	21,456	964,233
Hudson Pacific Properties, Inc.	16,620	556,105
JBG Smith Properties	8,296	325,286

		$5,123,809

Self Storage — 9.8%
CubeSmart	35,307	$1,232,214
Extra Space Storage, Inc.	7,037	822,063
Public Storage	8,949	2,194,921

		$4,249,198

Strip Centers — 7.1%
Acadia Realty Trust	14,235	$406,836
Brixmor Property Group, Inc.	14,916	302,646
Federal Realty Investment Trust	6,199	843,932
Kimco Realty Corp.	18,163	379,243
Regency Centers Corp.	12,987	902,467
SITE Centers Corp.	18,213	275,198

		$3,110,322

Total Real Estate Investment Trusts		$41,795,075

Total Common Stocks (identified cost $29,465,019)		$43,036,901

Exchange-Traded Funds — 0.4%

Security	Shares	Value
iShares U.S. Real Estate ETF	1,769	$165,472

Total Exchange-Traded Funds (identified cost $143,263)		$165,472

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(1)	276,008	$275,981

Total Short-Term Investments (identified cost $275,978)		$275,981

Value
Total Investments — 100.0% (identified cost $29,884,260)	$43,478,354

Other Assets, Less Liabilities — 0.0%(2)	$18,112

Net Assets — 100.0%	$43,496,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

(2)	Amount is less than 0.05%.

The Fund did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $275,981, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$130,262	$6,336,555	$(6,190,831)	$(8)	$3	$275,981	$3,401	276,008

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$43,036,901	*	$—	$—	$43,036,901
Exchange-Traded Funds	165,472		—	—	165,472
Short-Term Investments	—		275,981	—	275,981
Total Investments	$43,202,373		$275,981	$—	$43,478,354

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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